SEGMENTED REPORTING	9 Months Ended
May 31, 2021
Disclosure of operating segments [abstract]
SEGMENTED REPORTING [Text Block]

11. SEGMENTED REPORTING

Segmented information is provided on the basis of geographical segments as the Company manages its business through two geographical regions - Canada and South Africa. The Chief Operating Decision Makers ("CODM") reviews information from the below segments separately so the below segments are separated. This represents a change from prior years and comparative information has been represented to reflect the way the CODM currently reviews the information.

The Company evaluates performance of its operating and reportable segments as noted in the following table:

At May 31, 2021	Assets	Liabilities

Canada	$9,823	$32,168
South Africa	44,674	1,103
	$54,497	$33,271
At August 31, 2020	Assets	Liabilities

Canada	$2,101	$40,922
South Africa	35,314	636
	$37,415	$41,558
Comprehensive Loss (Income) for the period ended	May 31, 2021	May 31, 2020

Canada	$10,530	$9,253
South Africa	(7,825)	679
	$2,705	$9,932